Operations and current developments - Losagno Purchase and Sale Agreement (Details) ha in Thousands, BRL in Thousands		12 Months Ended
	Mar. 31, 2017 BRL	Dec. 31, 2017 BRL	Dec. 28, 2012 BRL ha
Operations and current developments
Total gross proceeds from sale of investment - Losango Project		BRL 201,999
Losango Project
Operations and current developments
Total gross proceeds from sale of investment - Losango Project	BRL 201,999
Cash proceeds from sale of investment	50,000
Cash proceeds held in escrow	BRL 151,999
Escrow deposit balance		BRL 162,254
Losango-RS | Losango Project
Operations and current developments
Proportion of ownership interest in subsidiary		51.00%
Purchase And Sale Agreement, Losango Project Assets | Losango Project
Operations and current developments
Area of land | ha			100
Area of land, eucalyptus and leased | ha			39
Sale price for biological assets and land			BRL 615,000
Amended Purchase And Sale Agreement, Losango Project Assets | Losango-FBR | Losango Project
Operations and current developments
Percentage of quotas transferred	100.00%
Amended Purchase And Sale Agreement, Losango Project Assets | Losango-RS | Losango Project
Operations and current developments
Percentage of quotas transferred	49.00%
Percentage of quotas to be transferred after regulatory approval		51.00%